- 0 NON-PUBLIC Rev - 15:20:30 11/22/99 () 99 04 6087 930risk.txt, 2

13FCON P 11/14/00

13F-HR
QUARTERLY 13F FILING

CONFIDENTIAL

CONFIDENTIAL TREATMENT EXPIRED

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SCHEDULE 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
F/N MORGAN STANLEY
Name: Morgan Stanley Dean Witter & Co.
Address: 1585 Broadway
New York, NY 10036

RECD S.E.C.
NOV 2 3 1999
037

13F File Number: 28-3432

November 1999

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

PROCESSED
NOV 14 2003
THOMSON FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

NAME: ROBERT G. KOPPENOL
TITLE: PRINCIPAL MORGAN STANLEY & CO.
PHONE: 212-761-6673

Signature, Place, and Date of Signing

/s/ Robert G. Koppenol

New York, NY 10036
August 12, 1999

Report Type (Check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

FORM 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total 8

Form 13F Information Table Value Total 3,732,600

NO.	13F FILE NUMBER	NAME
05	28-00729	Morgan Stanley & Co. Incorporated

</TEXT>
</DOCUMENT>
</SUBMISSION>

CONFIDENTIAL

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 9/30/99

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
AAVID THERMAL TECHNOLOGIES COM	COM	00-25391-04	7,148	316,800		X		05	316,800		
ABACUS DIRECT CORP COM	COM	00-25531-05	16,441	134,900		X		05	134,900		
BIG FLOWER HOLDINGS INC COM STK	COM	08-91591-07	6,232	220,100		X		05	220,100		
CARDIOTHORACIC SYSTEMS	COM	14-19071-05	9,630	574,900		X		05	574,900		
GENERAL INSTRUMENT CORP	COM	37-01201-07	24,091	501,900		X		05	501,900		
NICHOLS RESH CORP	COM	65-38181-04	14,774	554,900		X		05	554,900		
OUTDOOR SYS INC COM	COM	69-00571-04	28,514	797,600		X		05	797,600		
PREMARK INTL INC	COM	74-04591-02	31,891	631,500		X		05	631,500		
GRAND TOTAL				**3,732,600**							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 02/15/00